Provision for credit losses	6 Months Ended
Jun. 30, 2017
Provision for credit losses
9 Provision for credit losses
in	2Q17	1Q17	2Q16	6M17	6M16
Provision for credit losses (CHF million)
Provision for loan losses	70	66	(13)	136	113
Provision for lending-related and other exposures	12	(13)	(15)	(1)	9
Provision for credit losses	82	53	(28)	135	122

Bank
Provision for credit losses
9 Provision for credit losses
in	6M17	6M16
Provision for credit losses (CHF million)
Provision for loan losses	136	113
Provision for lending-related and other exposures	(1)	9
Provision for credit losses	135	122